RELATED PARTY TRANSACTIONS (Details) - ENERGY VAULT HOLDINGS, INC - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Shareholder lender
RELATED PARTY TRANSACTIONS
Transaction amount				$ 406,536
Loan Receivable, Interest rate					1.50%
Shareholder lender | Note payable agreement
RELATED PARTY TRANSACTIONS
Transaction amount	$ 1,000,000	$ 1,500,000
Customer shareholder | Customer deposits
RELATED PARTY TRANSACTIONS
Transaction amount				1,500,000
Father of an executive officer | Consulting fees
RELATED PARTY TRANSACTIONS
Transaction amount		165,527	$ 153,603	191,867	$ 187,855
Shareholder with company service provider | Services fees
RELATED PARTY TRANSACTIONS
Transaction amount		64,206	109,651	132,932	203,349
Brother of an employee | Prototype construction labor costs
RELATED PARTY TRANSACTIONS
Transaction amount		$ 335,125	$ 125,119	$ 278,698	$ 28,270